COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
Lease expenses	$ 6,128	$ 4,760	$ 3,649
Pledged bank deposit for office lease agreement and hedging transaction	1,247
Bank guarantee, office lease agreement	936
Lease of Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Lease expenses	$ 527	$ 544	$ 511